TAXES ON INCOME (Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 3,018	$ (755)	$ 3,350
Foreign	(1,079)	(47)	(2,444)
Income (loss) before taxes on income	$ 1,939	$ (802)	$ 906